                             SMA Relationship Trust
                               51 West 52nd Street
                          New York, New York 10019-6114

                                   May 4, 2004

EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      SMA Relationship Trust (the "Trust")
                  File Nos. 33-104218 and 811-21328

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the  Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

     (a)  the form of prospectus and Statement of Additional  Information  dated
          April 29, 2004 that would have been filed under Rule 497(c)  under the
          Act would not have  differed  from that  contained  in  Post-Effective
          Amendment  No. 1 to the Trust's  registration  statement on Form N-1A, which is the most recent amendment filed with the Commission;

     (b)  the text of  Post-Effective  Amendment No. 1 was filed  electronically with the Commission on April 29, 2004.

     If you  have any  questions  regarding  the  foregoing,  please  call me at
212-882 5572

                                        Sincerely,

                                        By:  /s/ David M. Goldenberg
                                             David M. Goldenberg
                                             Vice President and Secretary